Investments (Schedule of Expected Maturity Distribution of Debt Securities) (Details) (KRW) In Millions	Dec. 31, 2010
Investments
Available-for-sale debt securities, Due in one year or less, Amortized cost	5,641,694
Available-for-sale debt securities, Due after one year through five years, Amortized cost	9,384,244
Available-for-sale debt securities, Due after five years through ten years, Amortized cost	500,764
Available-for-sale debt securities, Due after ten years, Amortized cost	1,578,974
Total, Available-for-sale debt securities, Amortized cost	17,105,676
Available-for-sale debt securities, Due in one year or less, Fair value	5,698,191
Available-for-sale debt securities, Due after one year through five years, Fair value	9,490,550
Available-for-sale debt securities, Due after five years through ten years, Fair value	535,213
Available-for-sale debt securities, Due after ten years, Fair value	1,585,166
Total, Available-for-sale debt securities, Fair value	17,309,120
Held-to-maturity debt securities, Due within one year or less, Amortized cost	1,704,886
Held-to-maturity debt securities, Due after one year through five years, Amortized cost	8,581,717
Held-to-maturity debt securities, Due after five years through ten years, Amortized cost	2,688,712
Held-to-maturity debt securities, Due after ten years, Amortized cost	100,661
Total, Held-to-maturity debt securities, Amortized cost	13,075,976
Held-to-maturity debt securities, Due in one year or less, Fair value	1,723,891
Held-to-maturity debt securities, Due after one year through five years, Fair value	8,859,141
Held-to-maturity debt securities, Due after five years through ten years, Fair value	2,784,603
Held-to-maturity debt securities, Due after ten years, Fair value	104,899
Total, Held-to-maturity securities, Fair value	13,472,534